Financial Risk Management Objectives - Commodity Price Sensitivity (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
44% increase in commodity price [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of commodity price	44.00%
Effect on profit before tax due to change in commodity price	$ 11,282
44% decrease in commodity price [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of commodity price	(44.00%)
Effect on profit before tax due to change in commodity price	$ (11,282)
25% increase in commodity price [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of commodity price		25.00%
Effect on profit before tax due to change in commodity price		$ 6,302
25% decrease in commodity price [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of commodity price		(25.00%)
Effect on profit before tax due to change in commodity price		$ (6,302)